Derivatives	9 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]	Derivatives
The Company is exposed to, among other things, the impact of changes in interest rates in the normal course of business. The Company manages the exposure to and volatility arising from these risks and utilizes derivative financial instruments to offset a portion of these risks. The Company uses derivative financial instruments only to the extent necessary to hedge identified business risks and does not enter into such transactions for speculative purposes.

The Company uses variable rate debt as a source of funds for use in the Company's investment activities. These debt obligations expose the Company to variability in interest payments due to changes in interest rates. If interest rates increase, interest expense increases. Interest rate cap agreements are used to manage interest rate risk associated with floating-rate borrowings under the Company’s credit facilities. The interest rate cap agreements utilized by the Company effectively modify the Company’s exposure to interest rate risk by converting a portion of the Company’s floating-rate debt to a fixed rate basis through December 31, 2020, thereby reducing the impact of interest rate changes on future interest expense.
The Company has not elected to designate any of its derivative instruments as hedging instruments under ASC 815, Derivatives and Hedging, and as such the gain or loss on the derivative is recognized in current earnings during the period of change and is included in Financial expense, net on the Condensed Consolidated Statement of Operations.
Information pertaining to outstanding interest rate caps is as follows:

Aggregate Notional Amount (in millions)	Start Date	End Date	Offsets Variable Rate Debt Attributable to Fluctuations Above:
$100	November 9, 2017	December 31, 2020	Three Month LIBOR of 3.5%
$100	November 9, 2017	December 31, 2020	Three Month LIBOR of 3.5%
$100	November 21, 2017	December 31, 2020	Three Month LIBOR of 3.5%

The aggregate fair value of these interest rate caps was zero at September 30, 2020 and December 31, 2019, and is included in Other assets on the Company’s Condensed Consolidated Balance Sheet. In the nine months ended September 30, 2020, there was no change to the fair value of these caps and therefore no impact to interest expense. In the nine months ended September 30, 2019, increases to interest expense of approximately $0.2 million was recorded, representing the change in the fair value of these caps to Financial expense, net on the Condensed Consolidated Statement of Operations. Refer to Note 11, Fair Value Measurements, for related fair value disclosures.